Deposits (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Deposits
Security Deposits	$ 249,155	$ 261,485
Aircraft [Member]
Deposits
Security Deposits	205,846	215,775
Building [Member]
Deposits
Security Deposits	43,309	43,309
Prepaid Expenses [Member]
Deposits
Security Deposits	$ 0	$ 2,401